Investment Properties	12 Months Ended
Jun. 30, 2025
Investment Properties [Abstract]
Investment properties
11.	Investment properties

	Land - Farms	Buildings and improvements	Opening of area	Total in operation	Construction in progress	2025
At June 30, 2024	939,087	106,373	231,020	1,276,480	57,060	1,333,540
Acquisitions	86	1,563	787	2,436	65,337	67,773
Acquisitions - Business combination (Note 2.3)	—	2,689	—	2,689	577	3,266
Write-offs	(12,782)	(6,412)	(17,938)	(37,132)	(448)	(37,580)
Transfers	—	32,657	44,705	77,362	(77,362)	—
Transfers between fixed asset x investment properties	—	(33)	—	(33)	11	(22)
(-) Depreciation / amortization	—	(6,809)	(29,171)	(35,980)	—	(35,980)
Effect from conversion	(5,575)	(476)	(979)	(7,030)	(133)	(7,163)
At June 30, 2025	920,816	129,552	228,424	1,278,792	45,042	1,323,834

Total cost	920,816	151,291	341,725	1,413,832	45,042	1,458,874
Accumulated depreciation	—	(21,739)	(113,301)	(135,040)	—	(135,040)
Net book balance	920,816	129,552	228,424	1,278,792	45,042	1,323,834

Annual depreciation rates (weighted average) - %		4-20	5-20

	Land – Farms	Buildings and improvements	Opening of area*	Total in operation	Construction in progress	2024
At June 30, 2024
Opening balance	929,513	64,134	157,792	1,151,439	101,273	1,252,712
Acquisitions	1,600	1,198	1,314	4,112	99,857	103,969
Write-offs	(33,773)	(205)	(12,321)	(46,299)	(2,434)	(48,733)
Transfers (*)	—	41,495	101,551	143,046	(142,709)	337
(-) Depreciation / amortization	—	(4,139)	(25,488)	(29,627)	—	(29,627)
Effect from conversion	41,747	3,890	8,172	53,809	1,073	54,882
Net book balance	939,087	106,373	231,020	1,276,480	57,060	1,333,540

At June 30, 2024
Total cost	939,087	124,085	342,351	1,405,523	57,060	1,462,583
Accumulated depreciation	—	(17,712)	(111,331)	(129,043)	—	(129,043)
Net book balance	939,087	106,373	231,020	1,276,480	57,060	1,333,540

(*)	Includes assets that were classified as Permanent Crop (Sugarcane - Fixed Assets), but for operational reasons the area switched to soybeans and it was necessary to reclassify the balances for Area Restructuring (Investment Properties).

The table below shows the fair value of investment properties are as follows:

		Hectares				Fair Value*		Cost Value
Farm	State	2025	2024	Real estate	Acquisition	2025	2024	2025	2024
Jatobá Farm	Bahia	8,868	8,868	Jaborandi Ltda	Mar-07	340,104	281,173	12,799	13,353
Alto Taquari Farm	Mato Grosso	1,373	1,380	Mogno Ltda	Aug-07	29,210	19,803	3,161	17,680
Chaparral Farm	Bahia	24,841	24,885	Cajueiro Ltda	Nov-07	804,701	507,024	88,641	83,585
Nova Buriti Farm	Minas Gerais	24,212	24,212	Flamboyant Ltda	Dec-07	70,498	39,596	24,273	24,382
Preferência Farm	Bahia	—	17,799	Cajueiro Ltda	Sep-08	—	124,339	—	34,459
São José Farm	Maranhão	17,566	17,566	Ceibo Ltda	Feb-17	542,542	527,849	120,103	117,835
Marangatu y Udra Farm	Boqueron Paraguay	58,722	58,722	Agropecuaria Moroti S/A	Feb-18	487,987	330,572	265,883	274,899
Arrojadinho Farm	Bahia	16,644	16,642	Agrifirma Bahia Ltda	Jan-20	499,157	328,203	177,176	154,627
Rio do Meio Farm	Bahia	5,753	5,750	Agrifirma Bahia Ltda	Jan-20	199,813	156,689	66,381	67,362
Serra Grande Farm	Piauí	4,489	4,489	Imobiliaria Cremaq	Apr-20	88,390	76,428	43,449	43,458
Acres del Sud Farm	Bolivia	9,875	9,875	Acres Del Sud	Feb-21	198,133	151,418	135,799	137,943
Panamby Farm	Mato Grosso	10,793	10,844	Mogno Ltda	Sep-22	355,302	298,562	298,495	298,245
		183,136	201,032			3,615,837	2,841,656	1,236,160	1,267,828

(*)	On June 30, 2025, the properties were appraised by an independent firm. The comparable sales value of investment properties is adjusted considering specific aspects of each property, with the price per hectare being the most relevant item of the assumptions. The fair value presented is considered level 3 in the fair value hierarchy and there were no reclassifications between levels during the year.

The price of soybeans on the base date at June 30, 2025, in the Brazilian States was R$108.29 in Bahia, R$109.38 in Maranhão, R$109.71 in Mato Grosso, R$110.42 in Piauí, and R$109.71 in Minas Gerais (R$104.22 in Bahia, R$105.33 in Maranhão, R$105.67 in Mato Grosso, R$106.40 in Piauí, and R$105.67 in Minas Gerais on June 30, 2024). The closing US Dollar rate for the same period was R$/USD 5.12. This value represents an average between amounts arbitrated by the real estate market in the region due to the great instability in the price of a bag of soybeans.